Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ARTISAN PARTNERS FUNDS INC
Prospectus Date	rr_ProspectusDate	Jun. 01, 2018
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2018